Business Combinations - Summary of Purchase Consideration (Detail) - Panama [member] $ in Thousands	Aug. 03, 2021 SGD ($)
Disclosure of detailed information about business combination [line items]
Equity instruments (636,815 ordinary shares of the parent company issued)	$ 248,637
Consideration transferred for the business	$ 248,637